SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Jun. 12, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Term deposits	$ 67,821	$ 0
Short term investments	56,021	0
Inventory reserve	0	0
Impairment of indefinite lived intangible assets	280,098	0
Intangible assets						$ 792,145	$ 989,811
Asset Impairment Charges	379,165	0	$ 0
Impairments on goodwill	99,068	0
Impairment of indefinite-lived intangible assets	280,098
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)		0
Subsidy amount	490,171	$ 84,657	$ 0
Forgiveness value	80,030
Loan payable	$ 160,060				$ 200,000
Dilutive shares | shares	0	0
[custom:ForeignCurrencyExchangeYearEndRateTranslation]	C$1=US$ 0.8003	C$1=US$ 0.7952	C$1=US$ 0.7049
Foreign Currency Transactions, Description	C$1=US$ 0.7980	C$1=US$ 0.7575	C$1=US$ 0.7517
CEWS Program [Member]
Property, Plant and Equipment [Line Items]
Subsidy amount	$ 326,640	$ 39,207
CERS Program [Member]
Property, Plant and Equipment [Line Items]
Subsidy amount	163,530	$ 0
CEBA Program [Member]
Property, Plant and Equipment [Line Items]
Outstanding loan	$ 240,090
Minimum [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets term	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets term	4 years
MTM Animation [Member]
Property, Plant and Equipment [Line Items]
Cash insured amount	$ 349,478				436,684
Toronto ESchool [Member]
Property, Plant and Equipment [Line Items]
Cash insured amount	135,099				$ 168,810
Asset Impairment Charges				$ 589,468
Canada Inc Lowell Academy [Member]
Property, Plant and Equipment [Line Items]
Intangible assets	10,404							$ 98,437
Asset Impairment Charges	10,404
Maxthe Mutt Animation Inc [Member]
Property, Plant and Equipment [Line Items]
Intangible assets	140,853
Asset Impairment Charges	$ 0
Toronto ESchool [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	30.00%	30.00%			30.00%
Arts Academy [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	20.00%	20.00%			20.00%
Princeton Education [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	30.00%				30.00%
Lowell Academy [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	30.00%				30.00%
Conbridge College [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	20.00%				20.00%
MTM Animation [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	30.00%				30.00%